NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Promissory Notes	$ 897,998	$ 73,200
Proceeds from note issuance	3,574,000	1,455,000
Loss on extinguishment of debt	0	(32,500)
Amortization of Debt Discount (Premium)	3,646,161	960,061
Interest expense, including Amortization of debt discount	6,661,694	1,153,376
February 2014 Debenture [Member]
Loss on extinguishment of debt	32,500
Convertible Debt [Member]
Amortization of Debt Discount (Premium)	3,508,199	527,964
Interest expense, including Amortization of debt discount	80,095	26,754
Convertible Notes Payable [Member]
Amortization of Debt Discount (Premium)	116,798	310,006
Interest expense, including Amortization of debt discount	$ 151,924	$ 102,105